Borrowings - Schedule of Maturities of Long-term Borrowings Excluding Convertible Notes (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Period ending March 31, 2024	$ 2,298,943	$ 2,852,528
Period ending March 31, 2025	117,270	588,439
Period ending March 31, 2026		61,232
Period ending March 31, 2026 and onwards	585,353
Long-term borrowings excluding convertible notes	$ 3,001,566	$ 3,502,199